Commitments and Contingencies - Additional Information (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
Accrued expenses	¥ 43,571	$ 6,259
Recognized losses	¥ 37,461	$ 5,381